Organization and History	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Organization and History

T-Rex Oil, Inc. (the “Company”) was incorporated in Colorado on September 2, 2014. Rancher Energy Corp was incorporated in Nevada on February 2, 2004. Effective October 20, 2014, T-Rex Oil, Inc. and Rancher Energy Corp were merged under the laws of the State of Colorado and T-Rex Oil, Inc. became the surviving entity. Effective October 29, 2014, the Company authorized 50,000,000 shares of preferred stock in addition to its common stock and completed a reverse split of its common stock, issued and outstanding, on a one (1) new share for three hundred fifty (350) old shares basis.

The Company is currently engaged in the acquisition, exploration, and if warranted, development of oil and gas prospects in the Rocky Mountain and Mid Continent regions. Prior to August 2014, the Company had minimal operations that were focused mainly on administrative activities, the identification of potential oil and gas prospects and one prospect participation in Colorado that was rescinded in June 2014.

On December 22, 2014, the Company acquired 100% of the issued and outstanding common stock of Terex Energy Corporation (“Terex”) pursuant to Exchange Agreements with the shareholders of Terex. Terex was incorporated in the State of Colorado in February 2014 and is headquartered in Broomfield, Colorado. Pursuant to the Exchange Agreements, the Company issued 7,385,700 shares of its restricted common stock for 100% of the issued and outstanding common stock of Terex. The shares were exchanged on a one for one basis. As a result, Terex has become a wholly-owned subsidiary of the Company. T-Rex Oil, Inc. is the legal acquirer and Terex is the legal acquiree. However under accounting rules, since the Company is a public company, which had nominal activity, the acquisition is treated as a recapitalization of Terex. Therefore, Terex is the accounting acquirer in the transaction since Terex’s shareholders and management gained control of T-Rex Oil, Inc. and T-Rex Oil, Inc. is the accounting acquiree. On August 19, 2014, prior to entering into the Exchange Agreements, Terex had purchased 371,004 shares from the Company. After such purchase, Terex owned approximately 52% of the issued and outstanding common stock of the Company. As part of the December 22, 2014 transaction, Terex surrendered its ownership of the 371,004 shares of T-Rex Oil, Inc. common stock and as a result such shares have been canceled.

On February 24, 2015, the Company entered into a Share Exchange Agreement with Western Interior Oil & Gas Corporation, a Wyoming private oil and natural gas company (“Western Interior”) and the shareholders of Western Interior. Under the Share Exchange Agreement the Company exchanged 7,465,168 shares of its restricted common stock for 170,878 shares of the issued and outstanding common stock of Western Interior thereby owning 83% of Western Interior. The acquisition was closed on March 27, 2014 and became effective March 31, 2015. In addition, the Company agreed to appoint two nominees of Western Interior to the Company’s Board of Directors at a future date. On March 31, 2015, the Company entered into an amendment to the Share Exchange Agreement whereby the Company assumed certain repurchase agreements between Schwaben Kapital GmbH, Western Interior and its dissident shareholders and as a result acquired the remaining 17% of Western Interior. As part of these agreements, the Company assumed certain promissory notes issued to the dissenting shareholders in the total amount of $1,770,047 that are secured by Western Interior assets. As a result, Western Interior has become a wholly-owned subsidiary of the Company.

As a result of these acquisitions, the Company has interests in oil and gas properties that are discussed hereafter and intends to strive to be a low cost and effective producer of hydrocarbons and to develop the business model and corporate strategy as discussed herein. The Company is focused on the acquisition, exploration, development and production of oil and natural gas. Through acquisition the Company has acquired oil and natural gas properties located in the central and western United States, mainly the Rocky Mountain region. Our goal is to drill and produce oil and gas cost effectively, by concentrating our efforts in proven oil rich areas where we have in-house geologic and operating experience. The industry is going through major changes due to the drop in the global price of oil over the past 18 months. Due the size and scope of expenditures of many exploration and production companies, it is no longer feasible for them to operate and they are no longer able to service the debt that was incurred to fund these operations without raising additional capital or pledging additional assets. This and other related events have created opportunities to acquire quality production and leases at value pricing and operate them at a profit within the current pricing environment.

The Company’s strategy that has grown in prominence and application with respect to petroleum is to use a development program approach. The Company describes its development plan approach as a set of techniques utilizing the injection of specific fluids such as: water, steam, natural gas, carbon dioxide, nitrogen, and various chemicals and surfactants intended to increase the amount of oil that can ultimately be extracted from any oil field. Many oil exploration and production companies are using development program approaches to maximize the potential of old oil fields.

The Company’s business operations are in the development and production of oil and gas including unconventional natural gas, in the Rocky Mountain region of the continental United States; specifically in the Rocky Mountain areas of Utah, Colorado, Wyoming and Nebraska.

Note 1 – Organization and History

T-Rex Oil, Inc. (the “Company”) was incorporated in Colorado on September 2, 2014. Rancher Energy Corp was incorporated in Nevada on February 2, 2004. Effective October 20, 2014, T-Rex Oil, Inc. and Rancher Energy Corp were merged under the laws of the State of Colorado and T-Rex Oil, Inc. became the surviving entity. Effective October 29, 2014, the Company authorized 50,000,000 shares of preferred stock in addition to its common stock and completed a reverse split of its common stock, issued and outstanding, on a one (1) new share for three hundred fifty (350) old shares basis.

The Company is currently engaged in the acquisition, exploration, and if warranted, development of oil and gas prospects in the Rocky Mountain and Mid Continent regions. Prior to August 2014, the Company had minimal operations that were focused mainly on administrative activities, the identification of potential oil and gas prospects and one prospect participation in Colorado that was rescinded in June 2014.

On December 22, 2014, the Company acquired 100% of the issued and outstanding common stock of Terex Energy Corporation (“Terex”) pursuant to Exchange Agreements with the shareholders of Terex. Terex was incorporated in the State of Colorado in February 2014 and is headquartered in Broomfield, Colorado. Pursuant to the Exchange Agreements, the Company issued 7,385,700 shares of its restricted common stock for 100% of the issued and outstanding common stock of Terex. The shares were exchanged on a one for one basis. As a result, Terex has become a wholly-owned subsidiary of the Company. T-Rex Oil, Inc. is the legal acquirer and Terex is the legal acquiree. However under accounting rules, since the Company is a public company, which had nominal activity, the acquisition is treated as a recapitalization of Terex. Therefore, Terex is the accounting acquirer in the transaction since Terex’s shareholders and management gained control of T-Rex Oil, Inc. and T-Rex Oil, Inc. is the accounting acquiree. On August 19, 2014, prior to entering into the Exchange Agreements, Terex had purchased 371,004 shares from the Company. After such purchase, Terex owned approximately 52% of the issued and outstanding common stock of the Company. As part of the December 22, 2014 transaction, Terex surrendered its ownership of the 371,004 shares of T-Rex Oil, Inc. common stock and as a result such shares have been canceled.

On February 24, 2015, the Company entered into a Share Exchange Agreement with Western Interior Oil & Gas Corporation, a Wyoming private oil and natural gas company (“WIOG”) and the shareholders of WIOG. Under the Share Exchange Agreement the Company exchanged 7,465,168 shares of its restricted common stock for 170,878 shares of the issued and outstanding common stock of WIOG thereby owning 83% of WIOG. The acquisition was closed on March 27, 2014 and became effective March 31, 2015. In addition, the Company agreed to appoint two nominees of WIOG to the Company’s Board of Directors at a future date. On March 31, 2015, the Company entered into an amendment to the Share Exchange Agreement whereby the Company assumed certain repurchase agreements between WIOG and its dissident shareholders and as a result acquired the remaining 17% of WIOG. As part of these agreements, the Company assumed certain promissory notes issued to the dissenting shareholders in the total amount of $1,770,047 that are secured by WIOG assets. As a result, WIOG has become a wholly-owned subsidiary of the Company. See Note 2 – Summary of Significant Accounting Policies – Principles of Consolidation.

As a result of these acquisitions, the Company has interests in oil and gas properties that are discussed hereafter and intends to strive to be a low cost and effective producer of hydrocarbons and to develop the business model and corporate strategy as discussed herein. The Company is focused on the acquisition, exploration, development and production of oil and natural gas. Through acquisition the Company has acquired oil and natural gas properties located in the central and western United States, mainly the Rocky Mountain region. Our goal is to drill and produce oil and gas cost effectively, by concentrating our efforts in proven oil rich areas where we have in-house geologic and operating experience. The industry is going through major changes due to the drop in the global price of oil over the past 18 months. Due the size and scope of expenditures of many exploration and production companies, it is no longer feasible for them to operate and they are no longer able to service the debt that was incurred to fund these operations without raising additional capital or pledging additional assets. This and other related events have created opportunities to acquire quality production and leases at value pricing and operate them at a profit within the current pricing environment.

The Company’s strategy that has grown in prominence and application with respect to petroleum is to use a development program approach. The Company describes its development plan approach as a set of techniques utilizing the injection of specific fluids such as: water, steam, natural gas, carbon dioxide, nitrogen, and various chemicals and surfactants intended to increase the amount of oil that can ultimately be extracted from any oil field. Many oil exploration and production companies are using development program approaches to maximize the potential of old oil fields.

The Company’s business operations are in the development and production of oil and gas including unconventional natural gas, in the Rocky Mountain region of the continental United States; specifically in the Rocky Mountain areas of Utah, Colorado, Wyoming and Nebraska.